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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

 Report for the Calendar Year or Quarter Ended: June 30, 2001
                                              ----------------
 Check here if Amendment [ ]; Amendment Number:
                                              ----------------
 This Amendment (Check only one.):      [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Account Management, L.L.C.
          ---------------------------------------------
 Address: 2 Newbury Street
          ---------------------------------------------
          Boston, MA 02116
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Peter de Roetth
          ---------------------------------------------
 Title:   Principal
          ---------------------------------------------
 Phone:   617-236-4200
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Peter de Roetth      Boston, MA                    8/9/01
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


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
Page  1  of  4                FORM 13F                      Name of Reporting Manager Account Management, LLC
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Item 1:           Item 2:  Item 3:   Item 4:     Item 5:            Item 6:                 Item 7:                Item 8:
Name of           Title    CUSIP     Fair Market Shares or     Investment Discretion                           Voting Authority
Issuer              of     Number       Value    Principal                                                         (Shares)
                   Class                          Amount
                                                           --------------------------------           ------------------------------
                                                           (a) Sole (b) Shared- (c) Shared- Managers
                                                                          As        Other     See
                                                                        Defined             Instr. V  (a) Sole  (b) Shared  (c) None
                                                                          in
                                                                       Instr. V
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
Maxim Integrated  Common   57772K101 158,104,908 3,576,225 3,576,225                                  3,576,225
  Products        Stock
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Supertex Inc.     Common   868532102  14,068,834 1,140,100 1,140,100                                  1,140,100
                  Stock
------------------------------------------------------------------------------------------------------------------------------------
USinternetworking Common   917311808   3,325,748 2,771,456 2,771,456                                  2,771,456
  Inc             Stock
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Corporate         Common   21988R102  20,907,600   497,800   497,800                                    497,800
  Executive Board Stock
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IDT Corp.         Common   448947101   5,888,700   436,200   436,200                                    436,200
                  Stock
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IDT Corporation   Common   448947309   9,132,200   830,200   830,200                                    830,200
  Class B         Stock
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Suiza Foods       Common   865077101   2,708,100    51,000    51,000                                     51,000
                  Stock
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Costar Group      Common   22160N109   8,765,790   333,300   333,300                                    333,300
                  Stock
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INT Media         Common   44979N104     844,000   211,000   211,000                                    211,000
  Group Inc.      Stock
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Miller            Common   600551105   6,034,808 6,420,008 6,420,008                                  6,420,008
  Industries      Stock
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   COLUMN TOTALS                     229,780,688 16,267,289
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Page  2  of  4                FORM 13F                      Name of Reporting Manager Account Management LLC     -------------------
     ---    ---                                                                      --------------------------     SEE USE ONLY
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Item 1:           Item 2:  Item 3:   Item 4:     Item 5:            Item 6:                 Item 7:                Item 8:
Name of           Title    CUSIP     Fair Market Shares or     Investment Discretion                       Voting Authority Shares
Issuer              of     Number       Value    Principal --------------------------------           ------------------------------
                   Class                          Amount   (a) Sole (b) Shared- (c) Shared- Managers
                                                                           As       Other      See
                                                                        Defined             Instr. V  (a) Sole  (b) Shared  (c) None
                                                                          in
                                                                       Instr. V
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
Lionbridge        Common   536252109   1,866,150 1,244,100 1,244,100                                  1,244,100
  Technology      Stock
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Landec Corp.      Common   514766104     366,600    94,000    94,000                                     94,000
                  Stock
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Critical Path     Common   22674V100      87,159    85,450    85,450                                     85,450
  Inc.            Stock
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Bright Horizons   Common   109195107   5,071,100   161,500   161,500                                    161,500
  Family          Stock
  Solutions
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Credit Acceptance Common   225310101   1,605,450   208,500   208,500                                    208,500
  Corp.           Stock
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Adtran            Common   00738A106     307,500    15,000    15,000                                     15,000
                  Stock
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HealthGate Data   Common   42222H304     946,098   901,045   901,045                                    901,045
  Corp.           Stock
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Orient Express    Common   G67743107     683,550    31,000    31,000                                     31,000
                  Stock
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Corning Inc.      Common   219350105   2,285,644   136,783   136,783                                    136,783
                  Stock
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Federal National  Common   313586109   2,125,750    25,000    25,000                                     25,000
  Mortgage        Stock
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   COLUMN TOTALS                      15,345,001 2,902,378
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
Page  3  of  4                FORM 13F                      Name of Reporting Manager Account Management LLC
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Item 1:           Item 2:  Item 3:   Item 4:     Item 5:            Item 6:                 Item 7:                Item 8:
Name of           Title    CUSIP     Fair Market Shares or     Investment Discretion                          Voting Authority
Issuer              of     Number       Value    Principal                                                        (Shares)
                   Class                          Amount   --------------------------------           ------------------------------
                                                           (a) Sole (b) Shared- (c) Shared- Managers
                                                                          As        Other     See
                                                                        Defined             Instr. V  (a) Sole  (b) Shared  (c) None
                                                                          in
                                                                       Instr. V
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
Cendant Corp.     Common   151313103     936,000    48,000    48,000                                   48,000
                  Stock
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Sun Hydraulics    Common   866942105   1,778,025   226,500   226,500                                  226,500
                  Stock
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MCI Worldcom      Common   55268B106     276,900    19,500    19,500                                   19,500
                  Stock
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Hewlett Packard   Common   428236103     343,200    12,000    12,000                                   12,000
                  Stock
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A1Tell            Common   020039103     486,895     7,948     7,948                                    7,948
                  Stock
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Toys R Us         Common   892335100     761,063    30,750    30,750                                   30,750
                  Stock
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Glaxo Wellcome    Common   37733W105     393,400     7,000     7,000                                    7,000
                  Stock
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Exxon             Common   302290101     419,280     4,800     4,800                                    4,800
                  Stock
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Cabot Corp.       Common   127055101     468,260    13,000    13,000                                   13,000
                  Stock
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Aradigm Corp.     Common   038505103     654,500    93,500    93,500                                   93,500
                  Stock
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   COLUMN TOTALS                       6,517,523   462,998
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


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
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Page  4  of  4                FORM 13F                      Name of Reporting Manager Account Management LLC
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Item 1:           Item 2:  Item 3:   Item 4:     Item 5:            Item 6:                 Item 7:                Item 8:
Name of           Title    CUSIP     Fair Market Shares or     Investment Discretion                          Voting Authority
Issuer              of     Number       Value    Principal                                                         (Shares)
                   Class                          Amount   --------------------------------           ------------------------------
                                                           (a) Sole (b) Shared- (c) Shared- Managers
                                                                          As        Other     See
                                                                        Defined             Instr. V  (a) Sole  (b) Shared  (c) None
                                                                          in
                                                                       Instr. V
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
Chevron Corp.     Common   166751107     217,200     2,400     2,400                                      2,400
                  Stock
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Pepsico           Common   713344108     265,200     6,000     6,000                                      6,000
                  Stock
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Invacare Corp.    Common   461203101     498,327    12,900    12,900                                     12,900
                  Stock
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Johnson and       Common   478160104     800,000    16,000    16,000                                     16,000
  Johnson         Stock
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Schlumberger      Common   806857108     452,790     8,600     8,600                                      8,600
                  Stock
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McLeodUSA Inc.    Common   582266102   1,062,585   231,500   231,500                                    231,500
                  Stock
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Amazon.com Inc.   Common   023135106     502,325    35,500    35,500                                     35,500
                  Stock
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Fresh Delmonte    Common   G36738105     529,440    48,000    48,000                                     48,000
  Produce         Stock
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Cybersource       Common   23251J106     826,816   489,240   489,240                                    489,240
  Corp.           Stock
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   COLUMN TOTALS                       5,154,683   850,140
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